Commitments and Contingencies - Schedule of Future Minimum Capital Commitments Under Non-cancellable Construction and Investments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Purchase of Property, Plant and Equipment
Long Term Purchase Commitment [Line Items]
Capital commitment for the purchase of property, plant and equipment	¥ 423,441